Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.53%
Communication services: 11.44%
Entertainment: 3.63%
Endeavor Group Holdings, Inc. Class A	22,200	$441,780
Spotify Technology SA†	6,700	1,036,088
Warner Music Group Corp. Class A	24,900	781,860
		2,259,728
Interactive media & services: 7.81%
Alphabet, Inc. Class A†	34,000	4,449,240
ZoomInfo Technologies, Inc. Class A†	25,400	416,560
		4,865,800
Consumer discretionary: 14.98%
Automobiles: 1.47%
Ferrari NV	3,100	916,174
Broadline retail: 8.36%
Amazon.com, Inc.†	31,440	3,996,653
MercadoLibre, Inc.†	958	1,214,629
		5,211,282
Hotels, restaurants & leisure: 2.09%
Chipotle Mexican Grill, Inc. Class A†	710	1,300,599
Specialty retail: 1.58%
Home Depot, Inc.	3,251	982,322
Textiles, apparel & luxury goods: 1.48%
lululemon athletica, Inc.†	2,400	925,464
Financials: 11.51%
Capital markets: 2.34%
Intercontinental Exchange, Inc.	8,800	968,176
MarketAxess Holdings, Inc.	2,299	491,158
		1,459,334
Financial services: 7.33%
Adyen NV ADR†	56,100	415,140
Fiserv, Inc.†	7,860	887,866
Visa, Inc. Class A	14,190	3,263,842
		4,566,848
Insurance: 1.84%
Progressive Corp.	8,200	1,142,260
Health care: 17.18%
Biotechnology: 1.68%
Biogen, Inc.†	1,000	257,010
Exact Sciences Corp.†	11,600	791,352
		1,048,362
See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund) | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies: 5.30%
Align Technology, Inc.†	2,300	$702,236
DexCom, Inc.†	10,500	979,650
Edwards Lifesciences Corp.†	8,400	581,952
Intuitive Surgical, Inc.†	3,540	1,034,707
		3,298,545
Health care providers & services: 3.40%
UnitedHealth Group, Inc.	4,196	2,115,581
Health care technology: 1.63%
Veeva Systems, Inc. Class A†	5,000	1,017,250
Life sciences tools & services: 3.16%
Bio-Techne Corp.	10,200	694,314
Danaher Corp.	2,600	645,060
Waters Corp.†	2,300	630,683
		1,970,057
Pharmaceuticals: 2.01%
Zoetis, Inc.	7,200	1,252,656
Industrials: 8.85%
Commercial services & supplies: 3.55%
Tetra Tech, Inc.	6,300	957,789
Waste Connections, Inc.	9,346	1,255,168
		2,212,957
Electrical equipment: 0.85%
Vertiv Holdings Co.	14,200	528,240
Ground transportation: 1.44%
Old Dominion Freight Line, Inc.	2,200	900,108
Machinery: 3.01%
Deere & Co.	2,300	867,974
RBC Bearings, Inc.†	4,300	1,006,759
		1,874,733
Information technology: 30.52%
Communications equipment: 2.01%
Motorola Solutions, Inc.	4,600	1,252,304
Electronic equipment, instruments & components: 2.54%
Teledyne Technologies, Inc.†	2,300	939,734
Zebra Technologies Corp. Class A†	2,700	638,631
		1,578,365
IT services: 3.85%
Gartner, Inc.†	2,050	704,400
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund)

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
IT services(continued)
Globant SA†	4,900	$969,465
MongoDB, Inc. Class A†	2,100	726,306
		2,400,171
Semiconductors & semiconductor equipment: 2.53%
Advanced Micro Devices, Inc.†	8,600	884,252
Monolithic Power Systems, Inc.	1,500	693,000
		1,577,252
Software: 19.59%
BILL Holdings, Inc.†	5,300	575,421
Cadence Design Systems, Inc.†	5,000	1,171,500
Crowdstrike Holdings, Inc. Class A†	5,900	987,542
Datadog, Inc. Class A†	6,300	573,867
Microsoft Corp.	22,523	7,111,637
ServiceNow, Inc.†	2,610	1,458,886
Zscaler, Inc.†	2,100	326,739
		12,205,592
Materials: 1.99%
Chemicals: 1.99%
Sherwin-Williams Co.	4,870	1,242,094
Real estate: 1.06%
Specialized REITs : 1.06%
SBA Communications Corp. Class A	3,300	660,561
Total common stocks (Cost $36,633,836)		60,764,639

		Yield
Short-term investments: 2.40%
Investment companies: 2.40%
Allspring Government Money Market Fund Select Class♠∞		5.27%	1,496,992	1,496,992
Total short-term investments (Cost $1,496,992)				1,496,992
Total investments in securities (Cost $38,130,828)	99.93%			62,261,631
Other assets and liabilities, net	0.07			43,290
Total net assets	100.00%			$62,304,921

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund) | 3

Portfolio of investments—September 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,283,520	$10,965,986	$(11,752,514)	$0	$0	$1,496,992	1,496,992	$31,195
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund)

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$7,125,528	$0	$0	$7,125,528
Consumer discretionary	9,335,841	0	0	9,335,841
Financials	7,168,442	0	0	7,168,442
Health care	10,702,451	0	0	10,702,451
Industrials	5,516,038	0	0	5,516,038
Information technology	19,013,684	0	0	19,013,684
Materials	1,242,094	0	0	1,242,094
Real estate	660,561	0	0	660,561
Short-term investments
Investment companies	1,496,992	0	0	1,496,992
Total assets	$62,261,631	$0	$0	$62,261,631
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund) | 5